1933 Act File No. 2-54929
                                          1940 Act File No. 811-2602

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   _57__  ..................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   27__  ..................................         X



                 TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                  (412)288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii) ___ on _______________ pursuant to paragraph (a) (ii) of Rule 485.


If appropriate, check the following box:


____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                              Copies To:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, N.W.
                             Washington, D.C. 20037

                              CROSS REFERENCE SHEET


    This Amendment to the Registration Statement of TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES is comprised of the following:

PART A.     INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Trust Expenses.
Item 3.     Condensed Financial
             Information..................Financial Highlights; Performance
                                          Information; Financial Statements.
Item 4.     General Description of
             Registrant...................General Information; Investment
                                          Information; Investment Objective;
                                          Investment Policies; Investment
                                          Limitations.
 .
Item 5.     Management of the Fund........Trust Information; Management of the
                                          Trust; Distribution of Shares;
                                          Administration of the Trust.
Item 6.     Capital Stock and Other
             Securities...................Account and Share Information;
                                          Account Activity; Dividends; Capital
                                          Gains; Voting Rights; Tax
                                          Information; Federal Income Tax;
                                          State and Local Taxes.
Item 7.     Purchase of Securities Being
             Offered......................Net Asset Value; How to Purchase
                                          Shares; Purchasing Shares By Wire;
                                          Purchasing Shares By Check;
                                          Automatic Investments; Subaccounting
                                          Services;

Item 8.     Redemption or Repurchase......How to Redeem Shares; Redeeming
                                          Shares By Mail; Redeeming Shares By
                                          Telephone; Accounts With Low
                                          Balances.

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.

Item 11.    Table of Contents             Table of Contents.

Item 12.    General Information and
             History......................About Federated Investors;
                                          Massachusetts Partnership Law.

Item 13.    Investment Objectives and
             Policies.....................Investment Policies; Investment
                                          Limitations.

Item 14.    Management of the Fund........Trust for Short-Term U.S. Government
                                          Securities Management.

Item 15.    Control Persons and Principal
             Holders of Securities........Share Ownership; Trustee
                                          Compensation; Trustee Liability.

Item 16.    Investment Advisory and Other
             Services.....................Investment Advisory Services; Other
                                          Services; Shareholder Services.

Item 17.    Brokerage Allocation          Brokerage Transactions.

Item 18.    Capital Stock and Other
             Securities...................Not applicable.

Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................Determining Net Asset Value;
                                          Redemption In Kind.

Item 20.    Tax Status                    The Trust's Tax Status.

Item 21.    Underwriters                  Not applicable.

Item 22.    Calculations of Performance
             Data                         Performance Information.

Item 23.    Financial Statements          Filed in Part A.




TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

PROSPECTUS

The shares of Trust for Short-Term U.S. Government Securities (the "Trust") offered by this prospectus represent interests in an open-end, management investment company (a mutual fund). The Trust invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the
SEC at Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated January 31, 1998      TABLE OF CONTENTS
 Summary of Trust Expenses 1 Financial Highlights 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Trust Information 4 Management of the Trust 4 Distribution of Shares 5 Administration of the Trust 5 Net Asset Value 5 How to Purchase Shares 5 Purchasing Shares by Wire 6 Purchasing Shares by Check 6 Automatic Investments 6 Subaccounting Services 6 How to Redeem Shares 6 Redeeming Shares by Telephone 6 Redeeming Shares by Mail 7 Account and Share Information 7 Dividends 7 Capital Gains 7 Account Activity 7 Accounts with Low Balances 7 Voting Rights 7 Tax Information 7 Federal Income Tax 7 State and Local Taxes 8 Performance Information 8 Financial Statements 9 Independent Auditors' Report 16

SUMMARY OF TRUST EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
None Redemption Fee (as a percentage of amount redeemed, if applicable) None
Exchange Fee None           ANNUAL TRUST OPERATING EXPENSES (As a percentage of average net assets)             Management Fee (after waiver)(1) 0.28% 12b-1 Fee
None Total Other Expenses 0.17%
  Shareholder Services Fee (after waiver)(2)                                    0.05%
Total Operating Expenses(3)                                                               0.45%

(1) The management fee has been reduced to reflect the voluntary waiver of a waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.77% absent the waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 year                       $ 5
3 years                      $14
5 years                      $25
10 years                     $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors Report on page 16.

                                                         YEAR ENDED NOVEMBER 30,
                    1997     1996     1995       1994       1993       1992       1991       1990       1989       1988
 NET ASSET          $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 VALUE,
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net                0.05     0.05     0.06       0.04       0.03       0.04       0.06       0.08       0.09       0.07
   investment
   income
 LESS
 DISTRIBUTIONS
   Distributions     (0.05)   (0.05)   (0.06)     (0.04)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)     (0.07)
   from net
   investment
   income
 NET ASSET          $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 VALUE, END OF
 PERIOD
 TOTAL RETURN(A)      5.20%    5.09%    5.63%      3.70%      2.87%      3.72%      6.10%      8.08%      9.01%      7.05%
 RATIOS TO
 AVERAGE NET
 ASSETS
   Expenses           0.45%    0.45%    0.45%      0.45%      0.45%      0.45%      0.46%      0.45%      0.45%      0.45%
   Net                5.07%    4.98%    5.47%      3.55%      2.82%      3.68%      5.99%      7.79%      8.65%      6.79%
   investment
   income
 SUPPLEMENTAL
 DATA
   Net assets,    $675,988 $844,108 $952,757 $1,184,269 $1,730,402 $2,358,748 $2,802,108 $3,603,455 $3,852,650 $3,993,621
   end of period
   (000 omitted)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 30, 1975. The Trust is designed for institutional investors, such as banks, fiduciaries, custodians of public funds, and similar institutional investors, such as corporations, unions, hospitals, insurance companies, and municipalities, as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is high current income consistent with stability of principal and liquidity. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below, unless indicated otherwise, cannot be changed without shareholder approval.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of U.S. government securities maturing in one year or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS

The Trust invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

The Trust may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Trust aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, insurance premiums, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.
  ADVISER'S BACKGROUND

  Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
  Federated Investors.     Federated Research and other subsidiaries of
  Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.
     SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%        on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Trust for Short-Term U.S. Government Securities; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement. PURCHASING SHARES BY
CHECK     Shares may be purchased by sending a check to Federated Shareholder
Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Trust for Short-Term U.S. Government Securities. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.
AUTOMATIC INVESTMENTS

Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in minimum amounts of $5,000 may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its yield, effective yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

PORTFOLIO OF INVESTMENTS

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

NOVEMBER 30, 1997

      PRINCIPAL
        AMOUNT                                                                           VALUE
 GOVERNMENT AGENCIES--32.8%
 $          14,000,000 (b)Federal Farm Credit Bank Floating Rate Note, 5.550%,       $   13,998,991
                       12/2/1997
             4,000,000 Federal Farm Credit Bank Note, 5.700%, 9/2/1998                    3,995,814
            96,100,000 (a)Federal Home Loan Bank System Discount Notes, 5.380% -         94,614,825
                       5.500%, 12/10/1997 - 6/22/1998
            32,000,000 (b)Federal Home Loan Bank System Floating Rate Notes, 5.420%      31,985,859
                       - 5.529%, 12/3/1997 - 1/2/1998
            38,000,000 Federal Home Loan Bank System Note, 5.460% - 6.025%,              37,989,433
                       12/12/1997 - 10/23/1998
            31,000,000 (b)Student Loan Marketing Association Floating Rate
                       Notes, 30,993,926 5.488% - 5.783%, 12/2/1997
             8,000,000 Student Loan Marketing Association Note, 5.535% - 5.880%,          7,994,339
                       2/25/1998 - 12/10/1998
                           Total Government Agencies                                    221,573,187
 U.S. TREASURY--4.3%
            19,000,000 (a)United States Treasury Bills, 5.300% - 5.568%,
            3/5/1998 18,921,363 10,500,000 United States Treasury Notes, 6.125%
            - 6.250%, 5/15/1998 - 10,518,006
                       7/31/1998
                           Total U.S. Treasury                                           29,439,369
 (C)REPURCHASE AGREEMENTS--66.8%
            25,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.720%, dated 11/28/1997, due      25,000,000
                       12/1/1997
            25,000,000 Barclays de Zoete Wedd Securities, Inc., 5.720%, dated            25,000,000
                       11/28/1997, due 12/1/1997
            25,000,000 Bear, Stearns and Co., 5.720%, dated 11/28/1997, due              25,000,000
                       12/1/1997
            25,000,000 Dean Witter Reynolds, Inc., 5.740%, dated 11/28/1997, due         25,000,000
                       12/1/1997
             8,000,000 (e)Deutsche Bank Government Securities, Inc., 7.300%, dated        8,000,000
                       11/24/1997, due 1/5/1998
           125,000,000 Fuji Government Securities, Inc., 5.730%, dated 11/28/1997,      125,000,000
                       due 12/1/1997
            16,000,000 (d)Goldman Sachs Group, LP, 5.540%, dated 10/28/1997, due         16,000,000
                       1/26/1998
            25,000,000 Greenwich Capital Markets, Inc., 5.720%, dated 11/28/1997,        25,000,000
                       due 12/1/1997
            15,000,000 Harris Government Securities, Inc., 5.720%, dated                 15,000,000
                       11/28/1997, due 12/1/1997
            25,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.720%, dated            25,000,000
                       11/28/1997, due 12/1/1997
            15,000,000 (d)Morgan Stanley Group, Inc., 5.560%, dated 10/15/1997, due      15,000,000
                       1/12/1998

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

      PRINCIPAL
        AMOUNT                                                                           VALUE
 (C)REPURCHASE AGREEMENTS--CONTINUED
 $          25,000,000 PaineWebber Group, Inc., 5.720%, dated 11/28/1997, due        $   25,000,000
                       12/1/1997
            15,000,000 (d)Swiss Bank Capital Markets, 5.540%, dated 10/3/1997, due       15,000,000
                       1/2/1998
            20,000,000 (d)Swiss Bank Capital Markets, 5.620%, dated 11/20/1997, due      20,000,000
                       1/20/1998
            12,400,000 Swiss Bank Capital Markets, 5.700%, dated 11/28/1997, due         12,400,000
                       12/1/1997
            25,000,000 Toronto Dominion Securities (USA) Inc., 5.720%, dated             25,000,000
                       11/28/1997, due 12/1/1997
            25,000,000 UBS Securities, Inc., 5.730%, dated 11/28/1997, due               25,000,000
                       12/1/1997
                           Total Repurchase Agreements                                  451,400,000
                           Total Investments (at amortized cost)(f)                   $ 702,412,556

(a) Rates noted reflect the effective yield.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Represents a forward commitment for the delayed delivery of securities, which will settle and be collateralized on December 31, 1997. The fair value of the forward commitment approximates the contract amount at November 30, 1997. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in security prices.

(f) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($675,987,767) at November 30, 1997.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

NOVEMBER 30, 1997

 ASSETS:
 Investments in repurchase agreements                                 $ 451,400,000
 Investments in securities                                              251,012,556
 Total investments in securities, at amortized cost and value                         $ 702,412,556
 Cash                                                                                        92,746
 Income receivable                                                                        1,913,571
 Receivable for shares sold                                                                   2,183
   Total assets                                                                         704,421,056
 LIABILITIES:
 Payable for investments purchased                                       25,962,880
 Payable for shares redeemed                                                 63,490
 Income distribution payable                                              2,326,581
 Accrued expenses                                                            80,338
   Total liabilities                                                                     28,433,289
 Net Assets for 675,987,767 shares outstanding                                        $ 675,987,767
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $675,987,767 / 675,987,767 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

YEAR ENDED NOVEMBER 30, 1997

 INVESTMENT INCOME:
 Interest                                                                              $ 39,688,401
 EXPENSES:
 Investment advisory fee                                                $   2,876,062
 Administrative personnel and services fee                                    542,857
 Custodian fees                                                                64,617
 Transfer and dividend disbursing agent fees and                               71,781
 expenses
 Directors'/Trustees' fees                                                     27,226
 Auditing fees                                                                 16,644
 Legal fees                                                                     6,310
 Portfolio accounting fees                                                    111,765
 Shareholder services fee                                                   1,797,539
 Share registration costs                                                      17,898
 Printing and postage                                                          10,526
 Insurance premiums                                                             5,887
 Taxes                                                                          8,154
 Miscellaneous                                                                  1,686
   Total expenses                                                           5,558,952
 Waivers--
   Waiver of investment advisory fee                    $   (859,298)
   Waiver of shareholder services fee                     (1,438,031)
     Total waivers                                                         (2,297,329)
       Net expenses                                                                       3,261,623
         Net investment income                                                         $ 36,426,778

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

                                                                     YEAR ENDED NOVEMBER 30,
                                                                    1997                1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $      36,426,778  $      43,227,608
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                            (36,426,778)       (43,227,608)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                      2,804,629,799      3,693,374,650
 Net asset value of shares issued to shareholders in payment           5,562,130          5,768,359
 of distributions declared
 Cost of shares redeemed                                          (2,978,312,468)    (3,807,791,877)
   Change in net assets resulting from share transactions           (168,120,539)      (108,648,868)
     Change in net assets                                           (168,120,539)      (108,648,868)
 NET ASSETS:
 Beginning of period                                                 844,108,306        952,757,174
 End of period                                                 $     675,987,767  $     844,108,306

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

NOVEMBER 30, 1997

ORGANIZATION

Trust For Short-Term U.S. Government Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1997, capital paid-in aggregated $675,987,767. Transactions in shares were as follows:

                                                                         Year Ended November 30,
                                                                           1997             1996
 Shares sold                                                          2,804,629,799     3,693,374,650
 Shares issued to shareholders in payment of distributions                5,562,130         5,768,359
 declared
 Shares redeemed                                                     (2,978,312,468)   (3,807,791,877)
   Net change resulting from share transactions                        (168,120,539)     (108,648,868)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Short-Term U.S. Government Securities as of November 30, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1997, by correspondence with the custodian and brokers: where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Trust for Short-Term U.S. Government Securities as of November 30, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting
principles.      DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

January 16, 1998

[Graphic]FEDERATED INVESTORS

Trust for Short-Term U.S. Government Securities

PROSPECTUS

JANUARY 31, 1998

An Open-End, Management Investment Company

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Research
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 898331103

8010415A (1/98)

[Graphic]




TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Trust for Short-Term U.S. Government Securities (the "Trust") dated January 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PA 15237-7000

Statement dated January 31, 1998

[Graphic]

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 898331103
8010415B (1/98)

[Graphic]

TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 INVESTMENT LIMITATIONS 1 Selling Short and Buying on Margin 1 Issuing Senior Securities and Borrowing Money 1 Pledging Assets 1 Lending Cash or Securities 2 Acquiring Securities 2 Investing in Commodities 2 Investing in Real Estate 2 Diversification of Investments 2 Investing in Illiquid Securities 2 Investing for Control 2 Regulatory Compliance 2 TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES MANAGEMENT 3 Share Ownership 6 Trustee Compensation 7 Trustee Liability 7 INVESTMENT ADVISORY SERVICES 7 Investment Adviser 7 Advisory Fees 7 BROKERAGE TRANSACTIONS 8 OTHER SERVICES 8 Trust Administration 8 Transfer Agent 8 Custodian and Portfolio Accountant 8 Independent Auditors 8 Shareholder Services 8 DETERMINING NET ASSET VALUE 9 REDEMPTION IN KIND 9 MASSACHUSETTS PARTNERSHIP LAW 9 THE TRUST'S TAX STATUS 9 PERFORMANCE INFORMATION 10 Yield 10 Effective Yield 10 Total Return 10 Performance Comparisons 10 Economic and Market Information 11 ABOUT FEDERATED INVESTORS 11 Mutual Fund Market 11 Institutional Clients 11 Bank Marketing 11 Broker/Dealers and Bank Broker/Dealer Subsidiaries 11

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS

Some of the short-term U.S. government securities the Trust may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed-interest-rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Trust may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Trust may purchase and dispose of U.S. Government securities before the issuance thereof. The Trust may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.
     ISSUING SENIOR SECURITIES AND BORROWING MONEY     The Trust will not borrow
money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLEDGING ASSETS

The Trust will not pledge securities.

LENDING CASH OR SECURITIES

The Trust will not make loans to other persons provided, however, that the purchasing or holding of bonds, debentures, notes and Certificates of Indebtedness or other debt securities of the U.S. Government or its agencies or instrumentalities shall not be prohibited. In addition, the Trust may enter into repurchase agreements covering U.S. Government securities with banks and other financial institutions as permitted by its investment objective and policies.

ACQUIRING SECURITIES

The Trust will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN COMMODITIES

The Trust will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Trust will not purchase or sell real estate, including limited partnership interests.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Trust will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

INVESTING FOR CONTROL

The Trust will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Trust for Short-Term U.S. Government Securities, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center --Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President, and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT
Funds; and World Investment Series, Inc.      SHARE OWNERSHIP     Officers and
Trustees as a group own less than 1% of the Trust.

As of January 7, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Trust: Sharp Market & Company/Home Federal Bank FSB, Knoxville, TN, owned approximately 57,455,150 (8.25%) shares and Canab Company/Calumet National Bank, Hammond, IN, owned approximately
49,730,067 (7.14%) shares.

TRUSTEE COMPENSATION

                            AGGREGATE

           NAME,          COMPENSATION

       POSITION WITH           FROM           TOTAL COMPENSATION PAID

           TRUST              TRUST*             FROM FUND COMPLEX+

  John F. Donahue         $0             $0 for the Trust and

  Chairman and Trustee                   56 other investment companies in
                                         the Fund Complex

  Thomas G. Bigley        $1,614.00      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  John T. Conroy, Jr.     $1,776.00      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  William J. Copeland     $1,776.00      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  James E. Dowd           $1,776.00      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Lawrence D. Ellis, M.D. $1,614.00      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Edward L. Flaherty, Jr. $1,776.00      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Peter E. Madden         $1,614.00      $111,222 for Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  John E. Murray, Jr.     $1,614.00      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Wesley W. Posvar        $1,614.00      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Marjorie P. Smuts       $1,614.00      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

* Information is furnished for the fiscal year ended November 30, 1997.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J.
Christopher Donahue.      The adviser shall not be liable to the Trust or any
shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1997, 1996, and 1995, the adviser earned $2,876,062, $3,475,000, and
$4,148,166, respectively, of which $859,298, $1,042,638, and $1,260,227,
respectively, were waived.      BROKERAGE TRANSACTIONS     When selecting
brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November
30, 1997, the Trust paid no brokerage commissions.      Although investment
decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended November 30, 1997, 1996, and 1995, the Administrators earned $542,857, $656,745,
and $785,041, respectively.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, types, and numbers of accounts and transactions made by shareholders.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh,
PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended November 30, 1997, the Trust earned shareholder service fees in the amount of $1,797, of which $1,438,031 was waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by
365/7.     The Trust's yield for the seven-day period ended November 30, 1997,
was 5.24%.      EFFECTIVE YIELD     The effective yield is calculated by
compounding the unannualized base-period return by: adding 1 to the base-period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Trust's effective yield for the seven-day period ended November 30, 1997,
was 5.37%.      TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     The Trust's average
annual total returns for the one-year, five-year, and ten-year periods ended
November 30, 1997, were 5.20%, 4.49%, and 5.63%, respectively.      PERFORMANCE
COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS     Federated
Investors is dedicated to meeting investor needs, which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 17 government, 12 prime, and 22 municipal with assets approximating $29.7 billion, $22.5 billion, and $10.9 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed-income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute




PART C.     OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (Filed in Part A);
            (b)   Exhibits:
                   (1)    (i) Conformed Copy of Declaration of Trust of
                              the Registrant;(2)
                         (ii) Conformed Copy of Amendment No. 1 to the
                              Declaration of Trust;(2)
                   (2) Copy of By-Laws of the Registrant including amendments 1 through 5;(2) (3) Not applicable; (4) Conformed Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;(2) (5) Conformed Copy of Investment Advisory Contract of the Registrant;(2) (6) (i) Conformed Copy of Distributor's Contract of the Registrant;(2)
                        (ii) The Registrant hereby incorporates by reference the conformed copy of the specimen Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
                   (7)  Not applicable;
                   (8) (i) Conformed Copy of Custodian Agreement of the Registrant;(2) (ii)Copy of Fee Schedule associated with Custodian Contract of the Registrant;+
                    (9) (i) Conformed copy of Fund Accounting Services,
                        Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant;(3) (ii)Conformed Copy of Amended and Restated Shareholder Services Agreement;+ (iii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
                  (10) Conformed Copy of Opinion and Consent of Counsel as to the Legality of the Securities being Registered;(2)
                  (11)  Conformed Copy of Consent of Independent Auditors;+
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital Understanding;(2)
                  (14)  Not applicable;
                  (15)  Not applicable;
                  (16)  Copy of Schedule For Computation of Yield
                        Calculation;(2)
                  (17)  Copy of Financial Data Schedule of the Registrant;+
                  (18)  Not applicable;
                  (19)  Conformed Copy of Power of Attorney;(3)



+ All exhibits have been filed electronically.

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed on January 23, 1995. (File Nos. 2-54929 and 811-2602)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 56 filed on January 21, 1997. (File Nos. 2-54929 and 811-2602)

Item 25.    Persons Controlled by or Under Common Control with  Registrant:

            None

Item 26.    Number of Holders of Securities:

            Shares of Beneficial Interest       Number of Record Holders
            (no par value)                        as of January 7, 1998

                                                        1,537

Item 27.    Indemnification: (1.)

Item 28.    Business and Other Connections of Investment Adviser:

            (a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Trust for Short-Term U.S. Government Securities Management" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak



1. Response is incorporated by reference to Registrants Post-Effective Amendment No. 44 filed on Form N-1A January 25, 1991. (File No. 2-54929 and 811-2602)




                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.



Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


            (c) Not applicable.



Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

      Trust for Short-Term                Federated Investors Tower
      U.S. Government Securities          Pittsburgh, PA  15222-3779

      Federated Shareholder               Federated Investors Tower
      Services Company                    Pittsburgh, PA  15222-3779
      ("Transfer Agent, Dividend
      Disbursing Agent and Portfolio
      Recordkeeper")

      Federated Administrative Services   Federated Investors Tower
      ("Administrator")                   Pittsburgh, PA  15222-3779

      Federated Research                  Federated Investors Tower
      ("Adviser")                         Pittsburgh, PA  15222-3779

      State Street Bank and               P.O. Box 8600
      Trust Company Services Company      Boston, MA  02266-8600
      ("Custodian")


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 1998.

                 TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

                  BY: /s/ S. Elliott Cohan
                  S. Elliott Cohan, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 28, 1998


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/ S. Elliott Cohan
    S. Elliott Cohan              Attorney In Fact        January 28,1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Executive Vice President,
                                  Secretary and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee



* By Power of Attorney